DEBT (Details Textual) (USD $)	3 Months Ended				12 Months Ended		37 Months Ended	40 Months Ended			1 Months Ended		12 Months Ended	37 Months Ended	0 Months Ended
	Mar. 31, 2013	Apr. 15, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Sep. 10, 2012	Oct. 01, 2011	Nov. 30, 2012 Notes Payable Issued July 13, 2012	Oct. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Notes Payable Issued July 13, 2012	May 30, 2012 Convertible Notes Payable With Related Party Issued May 30, 2012
Repayment of notes payable											$ 20,000			$ 10,000
Warrants issued for notes payable											4,000	5,000		3,000
Number of shares convertible notes can be converted into					1,654,524
Convertible shares in dispute					395,000
Warrants issuable upon conversion					922,857
Interest expense prior to accretion of discount					68,836	7,903	76,739
Interest expense related party notes payable					22,549	1,687	24,236
Accretion of debt discount	4,863				16,351		16,351	21,214
Line of credit									110,000	100,000
Interest rate										6.00%			21.00%	21.00%
Line of credit advances			110,000
Member interest in company granted										12.50%
Addiitonal LOC terms					The lender also has the unconditional right, but not the obligation to convert the existing loan indebtedness into an additional twelve adn one-half (12.50%) membership interest in the company.
Additional Membership interest granted upon LOC conversion									12.50%
Payments on Line of Credit			20,000
Convertible Notes Issued															12,000
Description of conversion and warrant terms													requires the Company to issue warrants to purchase 100,000 shares of the Company's common stock at no more than $0.01 per share with a term of five years
Exercise price of warrants		0.75											0.01	0.01	0.01
Grants													5 years
Warrants issued		1,000,000											100,000		24,000
Line of Credit Facility, Remaining Borrowing Capacity										$ 10,000